PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET

6. PROPERTY AND EQUIPMENT, NET

Property and equipment, net consisted of the following:

	December 31,
	2010	2011
Buildings	$20,684,064	$21,740,442
Machinery and equipment	6,323,493	16,749,166
Office furniture, equipment and vehicles	1,704,841	2,219,817
Computer equipment and software	10,926,159	16,695,916
Leasehold and building improvements	4,813,733	6,470,853
	44,452,290	63,876,194
Less: accumulated depreciation and amortization	(16,344,275)	(23,400,970)
	28,108,015	40,475,224
Construction in progress	489,348	1,051,436
	$28,597,363	41,526,660

Depreciation and amortization expense was $3,666,808, $4,201,203 and $6,794,159 for the years ended December 31, 2009, 2010 and 2011, respectively.

As of December 31, 2010 and 2011, there was no property and equipment pledged as collateral for loans. There was no impairment charge recognized in 2009, 2010 and 2011.